Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000248535 | U.S. Treasury Notes3.6258/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.3759/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.510/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.51/15/2029
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.52/15/2029
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.8756/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.37512/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.756/30/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.3752/29/2028
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | U.S. Treasury Notes3.6258/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248535 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000248535 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248538 | U.S. Treasury Notes4.258/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000248538 | U.S. Treasury Notes4.3755/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.255/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.1252/15/2036
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes3.3755/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.2511/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.02/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes3.8758/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.511/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.6252/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000248538 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000248538 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247881 | BNY-464288588
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000247881 | BNY-464288661
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000247881 | BNY-464287440
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000247881 | BNY-46429B747
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000247881 | BNY-92206C870
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247881 | BNY-92206C409
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247881 | BNY-97717X867
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | BNY-97717W430
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | BNY-92206C813
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247881 | BNY-808524862
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247881 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247881 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000247881 | Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000133150 | U.S. Treasury Bills3.565/7/2026
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000133150 | U.S. Treasury Bills3.714/7/2026
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000133150 | U.S. Treasury Bills3.823/5/2026
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000133150 | U.S. Treasury Bills3.666/11/2026
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000133150 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000133150 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133150 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000133150 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000133150 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000133150 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258460 | BNY-9142332Q3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258460 | BNY-882669DJ0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258460 | BNY-45506DJ30
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258460 | BNY-87638THF3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258460 | BNY-7352403D3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258460 | BNY-592647JF9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000258460 | BNY-74440DGL2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258460 | BNY-575898DF5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258460 | BNY-387883A50
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258460 | BNY-83755VS62
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258460 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258460 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258460 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000230569 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230569 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230569 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230569 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230569 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230569 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230569 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230569 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230569 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230569 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230569 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000230569 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230570 | BNY-G0378L100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230570 | BNY-008474108
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230570 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230570 | BNY-06849F108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230570 | BNY-38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230570 | BNY-496902404
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230570 | BNY-962879102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230570 | BNY-697900108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230570 | BNY-B29NF31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230570 | BNY-6717456
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230570 | Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230570 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230570 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000230570 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230570 | Canada
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000230570 | Australia
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000230570 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230570 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230570 | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230570 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230570 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000265267 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000265267 | BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000265267 | BNY-91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000265267 | BNY-91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000265267 | BNY-91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000265267 | BNY-91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000265267 | BNY-9128283R9
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000265267 | BNY-91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000265267 | BNY-91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000265267 | BNY-91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000265267 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000265267 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000265267 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000060975 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060975 | U.S. Treasury Bills3.793/5/2026
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000060975 | U.S. Treasury Bills3.684/2/2026
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000060975 | Citigroup, Inc., tri-party repurchase agreement3.613/2/2026
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000060975 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060975 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000060975 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060975 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000104506 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000104506 | Sitios Latinoamerica SAB de CV6.011/25/2029
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | Alibaba Group Holding Ltd.5.255/26/2035
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | Bidvest Group U.K. PLC6.29/17/2032
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL5.254/27/2029
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Windfall Mining Group Inc/Groupe Minier Windfall, Inc.5.8545/13/2032
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Banco de Credito del Peru S.A.6.457/30/2035
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | Celulosa Arauco y Constitucion SA3.87511/2/2027
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | AngloGold Ashanti Holdings PLC3.7510/1/2030
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | Bangkok Bank PCL3.7339/25/2034
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000104506 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104506 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000104506 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000104506 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104506 | Chile
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000104506 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104506 | India
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104506 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088998 | Citigroup, Inc., tri-party repurchase agreement3.613/2/2026
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088998 | International Finance Corp.7.07/20/2027
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088998 | Brazil Notas do Tesouro Nacional Serie F10.01/1/2031
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088998 | International Finance Corp.7.51/18/2028
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088998 | Brazil Letras do Tesouro Nacional13.661/1/2029
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088998 | Thailand Government Bonds2.054/17/2028
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088998 | Colombian TES13.252/9/2033
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088998 | Republic of South Africa Government Bonds8.752/28/2048
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088998 | Republic of Poland Government Bonds6.010/25/2033
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088998 | Brazil Notas do Tesouro Nacional Serie F10.01/1/2029
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088998 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000088998 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088998 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088998 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088998 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088998 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088998 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000088998 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088998 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088998 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088998 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221364 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221364 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221364 | U.S. Treasury Bill3.655/14/2026
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000221364 | WisdomTree Bitcoin Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221364 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000221364 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000221364 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221364 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152580 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152580 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152580 | U.S. Treasury Bills3.665/14/2026
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000152580 | U.S. Treasury Bills3.648/6/2026
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000152580 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000152580 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000152580 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152580 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136444 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000136444 | U.S. Treasury Floating Rate Notes3.83324610/31/2027
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000136444 | U.S. Treasury Floating Rate Notes3.8022467/31/2027
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000136444 | U.S. Treasury Floating Rate Notes3.8032464/30/2027
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000136444 | U.S. Treasury Floating Rate Notes3.7422461/31/2028
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000136444 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136444 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000136444 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000258457 | BNY-74448UAC2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000258457 | BNY-167505ZL3
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258457 | BNY-67884XCN5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000258457 | BNY-74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000258457 | BNY-118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000258457 | BNY-340618DV6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258457 | BNY-888808HT2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000258457 | BNY-167727J23
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258457 | BNY-153476BF2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258457 | BNY-84136HCP6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258457 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258457 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258457 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000260544 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000260544 | BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000260544 | BNY-91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000260544 | BNY-91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000260544 | BNY-91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000260544 | BNY-91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000260544 | BNY-91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000260544 | BNY-91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000260544 | BNY-91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000260544 | BNY-91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000260544 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000260544 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000260544 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000260544 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134342 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134342 | Delek Logistics Partners LP/Delek Logistics Finance Corp.8.6253/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | DaVita, Inc.4.6256/1/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Noble Finance II LLC8.04/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Caesars Entertainment, Inc.4.62510/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Level 3 Financing, Inc.6.8756/30/2033
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | XPLR Infrastructure Operating Partners LP7.251/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | MPT Operating Partnership LP/MPT Finance Corp.5.010/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | U.S. Treasury Bond4.6252/15/2046
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | WULF Compute LLC7.7510/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134342 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134342 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000134336 | U.S. Treasury Notes4.258/15/2035
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes4.6252/15/2035
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | Citigroup, Inc., tri-party repurchase agreement3.613/2/2026
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134336 | Uniform Mortgage-Backed Securities6.03/1/2056
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134336 | Government National Mortgage Association5.53/20/2056
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134336 | U.S. Treasury Notes4.1257/31/2031
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes2.752/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes2.8755/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes3.256/30/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes3.51/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000134336 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134336 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000134336 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134336 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000134336 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000134336 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134336 | Supranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134336 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134336 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079238 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079238 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000079238 | WisdomTree Bitcoin Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079238 | U.S. Treasury Bill3.665/14/2026
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000079238 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000079238 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000079238 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000079238 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210706 | U.S. Treasury Bills3.704/2/2026
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210706 | Uniform Mortgage-Backed Securities5.03/1/2056
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210706 | Federal National Mortgage Association5.56/1/2055
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210706 | Federal National Mortgage Association5.08/1/2053
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210706 | Barton Capital SA3.783/16/2026
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210706 | Uniform Mortgage-Backed Securities4.53/1/2056
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210706 | Government National Mortgage Association2.010/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210706 | Federal National Mortgage Association5.09/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210706 | Federal National Mortgage Association3.59/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210706 | Federal National Mortgage Association3.05/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210706 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000210706 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210706 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210706 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000210706 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210706 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210706 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000210706 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210706 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225934 | BNY-03762U105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225934 | BNY-16934Q802
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225934 | BNY-00123Q104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225934 | BNY-55272X607
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225934 | BNY-038923108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225934 | BNY-042315705
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225934 | BNY-72201Y101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225934 | BNY-035710839
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225934 | BNY-26817Q886
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225934 | BNY-72201B101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225934 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225934 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225934 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000225934 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000222596 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222596 | U.S. Treasury Bill3.665/14/2026
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000222596 | State Street SPDR S&P 500 ETF Trust590.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000222596 | iShares MSCI EAFE ETF85.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222596 | iShares Russell 2000 ETF225.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222596 | iShares MSCI Emerging Markets ETF49.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222596 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000222596 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000222596 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222596 | Purchased Options (Exchange-Traded)
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000239876 | U.S. Treasury Notes3.52/15/2029
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000239876 | U.S. Treasury Notes4.1252/15/2036
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239876 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000239876 | U.S. Treasury Notes3.51/31/2028
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239876 | U.S. Treasury Notes3.511/15/2028
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000239876 | U.S. Treasury Bonds3.08/15/2052
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000239876 | U.S. Treasury Notes0.6258/15/2030
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000239876 | U.S. Treasury Notes3.751/31/2031
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000239876 | U.S. Treasury Notes3.510/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239876 | U.S. Treasury Notes4.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239876 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239876 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239876 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000239876 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000239876 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000239876 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000239876 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000239876 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000239876 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000239876 | Foreign Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156663 | U.S. Treasury Notes3.756/30/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Citigroup, Inc., tri-party repurchase agreement3.613/2/2026
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156663 | Tennessee Valley Authority5.259/15/2039
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156663 | Tennessee Valley Authority5.884/1/2036
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156663 | Tennessee Valley Authority5.252/1/2055
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156663 | Federal Home Loan Bank5.57/15/2036
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156663 | Federal National Mortgage Association5.6257/15/2037
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156663 | U.S. Treasury Notes3.62510/31/2030
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156663 | U.S. Treasury Notes0.87511/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156663 | U.S. Treasury Notes3.8753/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000156663 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000156663 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156663 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000156663 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000156663 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156663 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156663 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156663 | Foreign Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000184315 | U.S. Treasury Notes3.51/15/2029
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184315 | U.S. Treasury Notes3.52/15/2029
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000184315 | U.S. Treasury Notes3.3752/29/2028
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000184315 | U.S. Treasury Notes3.51/31/2028
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000184315 | U.S. Treasury Bills3.704/9/2026
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000184315 | Federal National Mortgage Association7.255/15/2030
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184315 | Tennessee Valley Authority7.1255/1/2030
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000184315 | U.S. Treasury Bills3.633/3/2026
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000184315 | Federal Home Loan Bank3.256/9/2028
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000184315 | BANK55.42212/15/2057
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000184315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000184315 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000184315 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000184315 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000184315 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000184315 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000184315 | Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184315 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Represents less than 0.1%
[2]	Represents less than 0.1%
[3]	Represents less than 0.1%
[4]	Represents less than 0.1%